UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     February 16, 2010
--------------------------   ------------------------      -----------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $145,475 (thousands)


List of Other Included Managers:

None.


FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 12/31/2009

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
AMEDISYS INC                   COM               023436 10 8   1,069      22,000  SH   PUT    SOLE                 22,000
AMEDISYS INC                   COM               023436 10 8     972      20,000  SH   PUT    SOLE                 20,000
AMEDISYS INC                   COM               023436 10 8     802      16,500  SH   PUT    SOLE                 16,500
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5  14,210     258,604  SH          SOLE                258,604
BIOSPECIFICS TECHNOLOGIES CO   COM               090931 10 6   3,020     102,892  SH          SOLE                102,892
CLEARWATER PAPER CORP          COM               18538R 10 3   9,724     176,889  SH          SOLE                176,889
COVANTA HLDG CORP              COM               22282E 10 2   4,081     225,581  SH          SOLE                225,581
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   1,031      93,549  SH          SOLE                 93,549
DG FASTCHANNEL INC             COM               23326R 10 9   9,019     322,915  SH          SOLE                322,915
E M C CORP MASS                COM               268648 10 2   5,959     341,099  SH          SOLE                341,099
FACET BIOTECH CORP             SHS               30303Q 10 3   4,958     282,479  SH          SOLE                282,479
GANNETT INC                    COM               364730 10 1   7,648     515,000  SH          SOLE                515,000
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7     938     575,312  SH          SOLE                575,312
LODGENET INTERACTIVE CORP      COM               540211 10 9   8,100   1,464,778  SH          SOLE              1,464,778
MANNKIND CORP                  COM               56400P 20 1   2,347     267,900  SH   PUT    SOLE                267,900
MANNKIND CORP                  COM               56400P 20 1   1,348     153,900  SH   PUT    SOLE                153,900
MCCLATCHY CO                   CL A              579489 10 5   1,331     376,100  SH          SOLE                376,100
MEDQUIST INC                   COM               584949 10 1   6,099     911,595  SH          SOLE                911,595
ONCOGENEX PHARMACEUTICALS IN   COM               68230A 10 6   2,357     105,799  SH          SOLE                105,799
QLT INC                        COM               746927 10 2  16,065   3,238,834  SH          SOLE              3,238,834
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   4,213   1,094,387  SH          SOLE              1,094,387
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  20,103     187,337  SH          SOLE                187,337
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   7,115      66,300  SH   CALL   SOLE                 66,300
SPDR SERIES TRUST              SPDR KBW BK ETF   78464A 79 7   1,368      64,597  SH          SOLE                 64,597
UNITED ONLINE INC              COM               911268 10 0     270      37,614  SH          SOLE                 37,614
WARNER CHILCOTT PLC IRELAND    SHS A             G94368 10 0  11,329     397,934  SH          SOLE                397,934